UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Mar. 29, 2021	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity
Issuance of 20,000 shares issued to settle legal claim	$ 288	24,712		25,000
Issuance of 20,000 shares issued to settle legal claim (in shares)	2,875,000
Change in value of common stock subject to redemption		(18,078,211)	(3,054,111)	(21,132,322)
Net loss			(280,701)	(280,701)
Balance at the end at Dec. 31, 2021	$ 344		(3,334,812)	(3,334,468)
Balance at the end (in shares) at Dec. 31, 2021	3,432,000
Increase (Decrease) in Stockholders' Equity
Net loss	$ 0		(527,360)	(527,360)
Balance at the end at Mar. 31, 2022	$ 344		(3,862,172)	(3,861,828)
Balance at the end (in shares) at Mar. 31, 2022	3,432,000
Balance at the beginning at Dec. 31, 2021	$ 344		(3,334,812)	(3,334,468)
Balance at the beginning (in shares) at Dec. 31, 2021	3,432,000
Increase (Decrease) in Stockholders' Equity
Issuance of 20,000 shares issued to settle legal claim	$ 3	284,421		284,424
Issuance of 20,000 shares issued to settle legal claim (in shares)	30,000
Change in value of common stock subject to redemption			(1,142,603)	(1,142,603)
Net loss			(3,242,501)	(3,242,501)
Balance at the end at Dec. 31, 2022	$ 347	292,973	(7,719,916)	(7,426,596)
Balance at the end (in shares) at Dec. 31, 2022	3,462,000
Increase (Decrease) in Stockholders' Equity
Issuance of 20,000 shares issued to settle legal claim	$ 2	214,198		214,200
Issuance of 20,000 shares issued to settle legal claim (in shares)	20,000
Net loss			(1,894,642)	(1,894,642)
Balance at the end at Mar. 31, 2023	$ 349	$ 507,171	$ (9,614,558)	$ (9,107,038)
Balance at the end (in shares) at Mar. 31, 2023	3,482,000